Schedule of Pro Forma Consolidated Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Revenue	$ 8,518	$ 13,094
Net loss	$ (6,429)	$ (2,639)